PIMCO Equity Series

Supplement Dated April 11, 2014 to the

PIMCO Dividend and Income Builder Fund, PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Dividend Fund,
PIMCO EqS® Emerging Markets Fund, PIMCO EqS® Long/Short Fund and PIMCO EqS Pathfinder Fund®

Prospectus dated October 31, 2013 (the “Prospectus”), as supplemented from time to time

Disclosure Related to the PIMCO Emerging Multi-Asset Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Curtis Mewbourne, Michael Gomez and Masha Gordon. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Curtis Mewbourne, Michael Gomez and Masha Gordon. Curtis Mewbourne and Michael Gomez are Managing Directors of PIMCO. Masha Gordon is an Executive Vice President of PIMCO. Mr. Gomez and Mr. Mewbourne are responsible for tactical allocations, Mr. Gomez is responsible for fixed income investments and Ms. Gordon is responsible for equity investments. Mr. Mewbourne, Mr. Gomez and Ms. Gordon have managed the Fund since its inception in April 2011.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Management of the Funds—Individual Portfolio Managers” in the Prospectus.

Investors Should Retain This Supplement for Future Reference

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PIMCO Equity Series

Supplement dated April 11, 2014 to the

Statement of Additional Information dated October 31, 2013 (the “SAI”),

as supplemented from time to time

Disclosure Related to the PIMCO Emerging Multi-Asset Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Curtis Mewbourne, Michael Gomez and Masha Gordon. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnote in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective April 11, 2014, the PIMCO Emerging Multi-Asset Fund is managed by Curtis Mewbourne, Michael Gomez and Masha Gordon.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

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